INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ  85258

December 6, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         ING Investors Trust (on behalf of ING Global Perspectives Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Global Perspectives Portfolio, a series of the Registrant, will acquire all of the assets of ING American Funds World Allocation Portfolio, a series of the Registrant, in exchange for shares of ING Global Perspectives Portfolio and the assumption by ING Global Perspectives Portfolio of the liabilities of ING American Funds World Allocation Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2650 or Corey Rose at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman

Counsel

ING U.S. Legal Services

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